Restructuring and Other Costs (Accrued Restructuring Liability) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period
Accruals/provisions	120
Payments/write-offs	(89)
Balance, end of period	31
Severance Benefit and Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period
Accruals/provisions	93
Payments/write-offs	(62)
Balance, end of period	31
Professional Fees [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period
Accruals/provisions	23
Payments/write-offs	(23)
Balance, end of period	0
Asset Impairment Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period
Accruals/provisions	4
Payments/write-offs	(4)
Balance, end of period	$ 0